Filed Pursuant to Rule 497(c)
1933 Act File No. 033-07305
1940 Act File No. 811-07685

FRONTEGRA FUNDS, INC.

On behalf of Frontegra Funds, Inc. (the “Company”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 1, 2012, to the Prospectus for the Frontegra Funds, which was filed pursuant to Rule 497(e) on October 29, 2012.  The purpose of this filing is to submit the 497(c) filing dated November 9, 2012 in XBRL for the applicable Frontegra Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE